ProShares Short QQQ Top 30 Expense Example - ProShares Short QQQ Top 30 - None	May 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 339